Note 10. Derivatives and Hedging Instruments Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		$ 185.8
Interest Rate Swap Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(5.2)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			401.0
Interest Rate Swap [Member] | Prepaid and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0
Derivative, Fair Value, Net	(61.1)		0.8
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 358.9